CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Convertible Note Payable [Abstract]
Convertible Notes Payable

Convertible notes payable consist of the following as of June 30, 2013 and March 31, 2013:

	June 30, 2013	March 31, 2013
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually	$625,000	$625,000
Convertible notes payable	137,500	330,000
Total convertible notes	762,500	955,000

Less: note discount	(190,226)	(374,592)
Convertible notes payable, net of note discount	$572,274	$580,408

(a)          On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012.  Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the three months ended June 30, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share.  As of June 30, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of June 30, 2013, the holders thereof would receive 693,773 shares of common stock.

During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $113,341 at March 31, 2013. During the three months ended June 30, 2013, the Company recognized interest expense of $14,784 relating to the amortization of this discount, resulting in an unamortized balance of $98,557 as of June 30, 2013.

(b)        On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. The balance due on these debentures at March 31, 2013 was $330,000. During the three months ended June 30, 2013, $192,500 of the debentures were converted into 427,778 shares of common stock, and the remaining balance due on these debentures at June 30, 2013 was $137,500.

Convertible notes payable consists of the following as of March 31, 2013 and 2012:

	March 31, 2013	March 31, 2012
Subordinated unsecured convertible notes payable, interest at 6% per annum payable quarterly (a)	$-	$250,000
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually (b)	625,000	200,000
Convertible notes payable (c)	330,000	-
Total convertible notes	955,000	450,000

Less: note discount	(374,592)	(172,456)
Convertible notes payable, net of note discount	$580,408	$277,524

(a) On January 31, 2012, the Company issued a $250,000 convertible debenture to a single investor (the “January Convertible Debenture). The January Convertible Debenture bore interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year beginning on June 30, 2012. It was convertible at the holder’s option into the Company’s common stock at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. We may elect to make interest payments in common stock valued at the conversion price. The entire principal balance of the debenture was due and payable three years following its issuance unless earlier redeemed by us in accordance with its terms. We may repay the principal and interest owing under the debenture in common stock at maturity or upon redemption of the debenture. The debenture also provided for customary events of default which, if any of them occurred, would permit or require the principal of and accrued interest on the debenture to become or to be declared due and payable. On March 18, 2013, the entire principal balance of $250,000 plus accrued interest of $10,750 was converted into 521,500 shares of the Company’s common stock based on the conversion rate of $0.50 per share.

(b) On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012. Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement and $200,000 in proceeds attributable to the issuance of common stock (see Note 5). On May 22, 2012, the Company issued the remaining $425,000 in convertible debentures upon receipt of the remaining balance due under the Subscription Agreement (in addition to the $425,000 in proceeds received by the Company in consideration for the issuance of its common stock under the Subscription Agreement - see Note 5). Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the year ending March 31, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share. As of March 31, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of March 31, 2013, the holders thereof would receive 693,773 shares of common stock.

During the year ended March 31, 2013, the conversion price of the convertible debentures issued under the Subscription Agreement was greater than the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,456 at March 31, 2012. During the year ended March 31, 2013, the Company recognized interest expense of $59,135 relating to the amortization of this discount, resulting in an unamortized balance of $113,341 as of March 31, 2013.

(c) On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. During the year ended March 31, 2013, $170,000 of the debentures were converted into 377,778 shares of common stock, and the remaining balance due on these debentures at March 31, 2013 was $330,000.